Income Taxes (Provision for income taxes) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current tax:
Canada	$ 0.2	$ 0.0
Luxembourg	0.2	0.3
Current tax expense	0.4	0.3
Deferred tax expense (recovery):
Canada	(225.6)	(690.5)
United States	66.2	(248.3)
Deferred tax expense (recovery)	(159.4)	(938.8)
Income tax recovery	$ (159.0)	$ (938.5)